FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-173

Dodge & Cox Funds

(Exact name of registrant as specified in charter)

555 California Street

40th Floor

San Francisco, CA 94104

(Address of principal executive offices)

Thomas M. Mistele, Esq.

Secretary

555 California Street

40th Floor

San Francisco, CA 94104

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 981-1710

Date of Fiscal year-end: 12/31/17

Date of reporting period: 7/1/16 - 6/30/17

Dodge & Cox Income Fund

SSGA FUNDS

Ticker:		Security ID:	784924797
Meeting Date:	AUG 22, 2016	Meeting Type:	Special
Record Date:	JUN 23, 2016

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1	Approve Reorganization of Funds between SSGA Funds and State Street Institutional Investment Trust	For	For	Management

SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dodge & Cox Funds
(Registrant)

By	/s/ Charles F. Pohl
Chairman

Date	8/29/17